Segment Information - Summary of Operating Segments Disclosures - Other Items (Parenthetical) (Detail) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Disclosure of operating segments [abstract]
Additions to leased mineral reserves	€ 86